Consolidated Statement of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 620,354	€ 248,738	€ 108,622
Cost of sales	(236,755)	(124,228)	(59,858)
Gross profit	383,599	124,510	48,764
Net other operating income and expenses	8,770	2,035	137
Administrative expenses	(74,626)	(57,101)	(34,458)
Operating profit	317,743	69,444	14,443
Financial income	7,498	5,233	1,541
Financial expenses	(37,377)	(7,200)	(4,486)
Profit before income tax	287,864	67,477	11,498
Income tax credit/expense	(7,680)	(2,408)	0
Profit for the period	280,184	65,069	11,498
Profit for the period attributable to:
Equity holders of the parent	€ 280,184	€ 65,069	€ 11,498
Earnings per share
Basic, profit/(loss) for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.80	€ 0.19	€ 0.06
Diluted, profit/(loss) for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.79	€ 0.19	€ 0.06
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	€ 0	€ 34,105	€ (6,724)
Cash flow hedges - changes in fair value	(5,003)	13,079	(18,505)
Cash flow hedges - items recycled	(2,582)	1,527	(776)
Cash flow hedges - cost of hedging	(5,708)	8,752	(3,621)
Other comprehensive (loss)/income after tax	(13,293)	57,463	(29,626)
Total comprehensive income/loss for the period, net of tax	266,891	122,532	(18,128)
Total comprehensive income/loss attributable to:
Equity holders of the parent	€ 266,891	€ 122,532	€ (18,128)